GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
1.	GENERAL

Sibanye Gold Limited (“Sibanye Gold” or the “Company”) is a South African focused gold producer, newly listed on the Johannesburg Stock Exchange (“JSE”) and New York Stock Exchange (“NYSE”), following the Spin-off by Gold Fields Limited (“Gold Fields”), of its wholly owned subsidiary, Sibanye Gold (previously GFI Mining South Africa Proprietary Limited (“GFIMSA”)). Sibanye Gold’s principal operations are the Kloof-Driefontein Complex (“KDC”) and Beatrix mines as well as a number of service company subsidiaries, collectively referred to as the “Group”. Prior to December 2011, the Group also included the South Deep gold mining operations, which was distributed to the Gold Fields group in December 2010 (refer to note 3).

The Gold Fields board of directors approved on November 21, 2012, and subsequently announced on November 29, 2012, the Spin-off of Sibanye Gold into an independent, publicly traded company. The Spin-off would result in Gold Fields distributing, on a pro rata basis, Sibanye Gold ordinary shares to Gold Fields shareholders and Gold Fields American Depositary Receipts (“ADR”) holders who held their shares or ADRs as at the record date for the Spin-off.

Sibanye Gold was a wholly owned subsidiary of Gold Fields for the years ended December 31, 2012 and 2011.

Included in current liabilities at December 31, 2012 is $1,996.3 million (2011: $2,614.8 million) owed by Sibanye Gold to GFL Mining Services Limited (“GFLMS”, a subsidiary of Gold Fields) (the “GFLMS loan”). As a result of the GFLMS loan, the Group’s total liabilities exceeded its total assets by $965.2 million and $1,325.2 million as of December 31, 2012 and December 31, 2011, respectively. In addition, the Group’s current liabilities exceeded its current assets by $2,001.3 million and $2,727.2 million, respectively, at those dates.

On February 1, 2013, Gold Fields subscribed for a further 731,647,614 shares in Sibanye Gold at a subscription price of $2,012 million (R17,246 million). Sibanye Gold used $1,996 million of the proceeds to repay the GFLMS loan (the share subscription and the repayment of the GFLMS loan, collectively referred to as the “Share subscription”). As a result of the Share subscription, the Group’s total assets exceeds its total liabilities.

Sibanye Gold began trading on February 11, 2013 on the JSE and the NYSE. The entire issued share capital of Sibanye Gold was spun off to existing Gold Fields shareholders on February 18, 2013, by way of a distribution in specie in accordance with Section 46 of the South African Companies Act and Section 46 of the South African Income Tax Act. The Sibanye Gold shares were spun off in a ratio of 1:1 with Gold Fields shares and resulted in Gold Fields’ shareholders holding two separate shares; a Sibanye Gold share as well as their original Gold Fields share. After the Spin-off Sibanye Gold is now a fully independent, publicly traded company with a new board of directors and management.

On February 18, 2013, Sibanye Gold refinanced all of its debt which existed under the Gold Fields group debt facilities, by drawing down under the R6.0 billion (US$700 million) term loan and revolving credit facilities obtained on November 28, 2012, as detailed in note 12.

The directors believe the Share subscription and the refinancing of all its debt, in conjunction with the cash-generated from operations and the remaining balance of the Company’s revolving credit facilities will enable the Company and the Group to continue to meet its obligations as they fall due.

Sibanye Gold’s consolidated statement of operations includes all costs incurred by the Group, including such costs incurred by Gold Fields on its behalf. Such costs were charged out to Sibanye Gold and are included in corporate expenditure (related party) in the consolidated statement of operations. These charges represented a fair allocation for the respective periods and were based on actual costs incurred on the Group’s behalf and costs allocated to the Group based on relative time spent by Gold Fields employees related to the affairs of the Group.